Treasury Stock	12 Months Ended
Dec. 31, 2022
Treasury Stock [Abstract]
TREASURY STOCK
15.
TREASURY STOCK

On March 25, 2020, the Company’s Board of Directors approved a share repurchase program. Under the terms of the approved program (“Share Repurchase Program”), the Company may repurchase US$20 million worth of its outstanding ADSs from time to time for a period not to exceed twelve months. As of December 31, 2021 and 2022, the Company had repurchased an aggregate of 10,429,305 ordinary shares under the Share Repurchase Program in the open market, at an average price of US$3.13 per ADS, or US$0.21 per share for a total consideration of US$2.2 million.